Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
 www.allianzlife.com

August 20, 2010
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:           Allianz Life Insurance Company of New York
                Allianz Life Variable Account C
                 File Nos. 333-143195 and 811-05716

Dear Sir/Madam:

Enclosed for filing please find the Post-Effective Amendment No. 19 to the Form N-4 Registration Statement for the above-referenced Registrant. The purpose of this filing is to delay the effective date of the registration.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg
            Stewart D. Gregg